Submission	Mar. 11, 2026
Submission [Line Items]
Central Index Key	0000007286
Registrant Name	ARIZONA PUBLIC SERVICE CO
Registration File Number	333-277448-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A